Consolidated Statements of Cash Flows - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Cash flows from operating activities
Net income		$ 16,240	$ 14,612
Adjustments for non-cash items and others
Provision for credit losses		3,232	2,468
Depreciation		1,364	1,275
Deferred income taxes		(1,529)	(1,018)
Amortization and impairment of other intangibles		1,617	1,579
Net changes in investments in joint ventures and associates		16	221
Losses (Gains) on investment securities		(170)	(193)
Losses (Gains) on disposition of business		29	(92)
Adjustments for net changes in operating assets and liabilities
Insurance contract liabilities		3,205	800
Net change in accrued interest receivable and payable		1,674	2,838
Current income taxes		945	(1,008)
Derivative assets		(4,797)	11,826
Derivative liabilities		17,593	(10,452)
Trading securities		8,886	(41,946)
Loans, net of securitizations		(55,007)	(34,688)
Assets purchased under reverse repurchase agreements and securities borrowed		(10,168)	(22,346)
Obligations related to assets sold under repurchase agreements and securities loaned		(35,581)	61,291
Obligations related to securities sold short		727	(1,860)
Deposits, net of securitizations		91,596	43,990
Brokers and dealers receivable and payable		(304)	(2,444)
Other		(16,429)	1,226
Net cash from (used in) operating activities		23,139	26,079
Cash flows from investing activities
Change in interest-bearing deposits with banks		5,066	18,743
Proceeds from sales and maturities of investment securities		182,335	156,466
Purchases of investment securities		(193,307)	(202,456)
Net acquisitions of premises and equipment and other intangibles		(2,280)	(2,730)
Net proceeds from (cash transferred for) dispositions		15	1,712
Cash used in acquisitions, net of cash acquired		(12,716)
Net cash from (used in) investing activities		(20,887)	(28,265)
Cash flows from financing activities
Issuance of subordinated debentures		3,250	1,500
Repayment of subordinated debentures		(1,500)	(170)
Issue of common shares, net of issuance costs		159	65
Common shares purchased for cancellation		(140)
Issue of preferred shares and other equity instruments, net of issuance costs		2,702
Redemption of preferred shares and other equity instruments		(1,021)
Sales of treasury shares and other equity instruments		6,717	4,174
Purchases of treasury shares and other equity instruments		(6,527)	(4,075)
Dividends paid on shares and distributions paid on other equity instruments		(6,637)	(5,549)
Dividends/distributions paid to non-controlling interests		(6)	(21)
Change in short-term borrowings of subsidiaries		(4,507)	(5,102)
Repayment of lease liabilities		(636)	(655)
Net cash from (used in) financing activities		(8,146)	(9,833)
Effect of exchange rate changes on cash and due from banks		628	1,611
Net change in cash and due from banks		(5,266)	(10,408)
Cash and due from banks at beginning of period	[1]	61,989	72,397
Cash and due from banks at end of period	[1]	56,723	61,989
Cash flows from operating activities include:
Amount of interest paid		73,639	54,698
Amount of interest received		102,127	81,090
Amount of dividends received		3,502	3,362
Amount of income taxes paid		$ 3,410	$ 4,964

[1]	We are required to maintain balances due to regulatory requirements or contractual restrictions from central banks, other regulatory authorities, and other counterparties. The total balances were $2 billion as at October 31, 2024 (October 31, 2023 – $3 billion; October 31, 2022 – $2 billion).